Other Disclosures - Contingent Assets and Contingent Liabilities (Details) kr in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020 item	Dec. 31, 2020 DKK (kr) agreement	Dec. 31, 2019 DKK (kr) agreement	Dec. 31, 2018 DKK (kr)
Derivative Financial Instruments
Collateral amount of derivative liabilities		kr 50.0	kr 50.0
Cash position		50.0	50.0
Minimum required cash position		258.5
Total impact on financial position on termination of services		52.0	46.0	kr 42.0
Janssen Biotech, Inc.
Derivative Financial Instruments
Number of matter under litigation | item	2
Trade Receivables [Member]
Derivative Financial Instruments
Outstanding derivatives		kr 0.0	0.0
Executive Management
Derivative Financial Instruments
Employee notice period		2 years
Total impact on financial position on termination of services		kr 105.0	106.0
Employees
Derivative Financial Instruments
Total impact on financial position on termination of services		kr 57.0	kr 75.0
Service agreements | agreement		18	22